Schedule of Fair value of Warrants (Details) - Magical Beasts Acquisition [Member]	Feb. 21, 2020 USD ($) $ / shares shares
Restructuring Cost and Reserve [Line Items]
Reporting Date	Feb. 21, 2020
Number of stock options granted | shares	250,000
Term (years)	5 years
Exercise Price	$ 1.00
Market Price on Grant Date	$ 1.00
Volatility Percentage	77.00%
Fair value | $	$ 156,612